Securities - Maturities of Debt Securities Available for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of debt securities available for sale, due within one year	$ 6,605
Amortized cost of debt securities available for sale, due in one to five years	13,913	$ 17,939
Amortized cost of debt securities available for sale, due in five to ten years	32,611	42,151
Amortized cost of debt securities available for sale, due after ten years	13,022	22,702
Total amortized cost debt securities available for sale with specific maturities	66,151	82,792
Amortized Cost	208,651	233,429
Estimated fair value of debt securities available for sale, due within one year	6,615
Estimated fair value of debt securities available for sale, due in one to five years	14,067	18,304
Estimated fair value of debt securities available for sale, due in five to ten years	32,744	42,793
Estimated fair value of debt securities available for sale, due after ten years	13,603	24,088
Total estimated fair value of debt securities available for sale with specific maturities	67,029	85,185
Total unrestricted securities available for sale at estimated fair value	209,480	237,177
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	85,626	89,690
Total estimated fair value of debt securities available for sale without specific maturities	85,012	89,543
Amortizing Agency Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	56,874	60,947
Total estimated fair value of debt securities available for sale without specific maturities	$ 57,439	$ 62,449